Employee Benefits - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Employee Benefits [Line Items]
Long-term employee benefits	€ 17,972	€ 15,128	€ 18,464
Description of decrease in actuarial assumption leading to changes in defined benefit obligation	A 100-basis-point decrease in the discount rate would result in a €1.64 million increase in the amount of the defined-benefit obligation as of December 31, 2023 (December 31, 2022: €1.20 million).
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	€ 1,640
Actuarial assumption of discount rates [member]
Disclosure Of Detailed Information About Employee Benefits [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption		1,200
Percentage of reasonably possible decrease in actuarial assumption	100.00%
AUSTRIA
Disclosure Of Detailed Information About Employee Benefits [Line Items]
Long-term employee benefits	€ 11,306	10,182
Post Employment Benefits Defined Benefits Plan [Member]
Disclosure Of Detailed Information About Employee Benefits [Line Items]
Long-term employee benefits	€ 13,596	€ 12,543